DISCONTINUED OPERATIONS (Details 1) ¥ in Thousands, $ in Thousands	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)
Assets of discontinued operations
Cash and cash equivalents	¥ 0	$ 0	¥ 50,934
Accounts receivable	24	4	491
Advances to suppliers	0	0	2,778
Advances to growers	0	0	21,672
Inventories	22,003	3,315	367,462
Income tax recoverable	0	0	48
Other current assets	0	0	3,064
Current assets of discontinued operations	22,027	3,319	446,449
Land use rights, net	5,258	793	16,341
Plant and equipment, net	32,484	4,894	161,690
Goodwill	0	0	11,973
Acquired intangible assets, net	0	0	3,038
Other assets	0	0	727
Non-current assets of discontinued operations	37,742	5,687	193,769
Total assets of discontinued operations	59,769	9,006	640,218
Liabilities of discontinued operations
Short-term borrowings	0	0	85,000
Accounts payable	0	0	3,083
Due to growers	6,535	985	19,926
Due to related parties	22,640	3,411	91,304
Advances from customers	1,866	281	208,844
Deferred revenues	0	0	7,008
Other payables and accrued expenses	0	0	13,994
Current liabilities of discontinued operations	31,041	4,677	429,159
Other long-term liability	0	0	8,080
Non-current liabilities of discontinued operations	0	0	8,080
Total liabilities of discontinued operations	¥ 31,041	$ 4,677	¥ 437,239